FINANCIAL RISK MANAGEMENT - Letters Of Credit And Guarantees (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of notes and other explanatory information [Abstract]
Advance payments	$ 50.8	$ 42.0
Contract performance	106.7	83.9
Lease obligations	21.4	19.5
Financial obligations	59.7	69.2
Other	3.9	1.5
Letters of credit and guarantees, net	$ 242.5	$ 216.1